Document And Entity Information	May 13, 2024
Document And Entity Information
Document Type	8-K
Written Communications	false
Document Period End Date	May 13, 2024
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Registrant Name	iBio, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35023
Entity Tax Identification Number	26-2797813
Entity Address, Address Line One	8800 HSC Parkway
Entity Address, City or Town	Bryan
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77807
City Area Code	979
Local Phone Number	446-0027
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	IBIO
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001420720
Amendment Flag	false